SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 SUBSEQUENT EVENTS

The Company has analyzed its operations subsequent to November 5, 2021 through the date these financial statements were issued, and has determined that, other than disclosed below, it does not have any material subsequent events to disclose.

On October 4, 2021, the Company issued 2,957,622 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $2,301 of accrued interest.

On October 12, 2021, the Company issued 4,205,118 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $5,671of accrued interest.

On October 25, 2021, the Company issued 3,043,955 shares of Common Stock in exchange for conversion of $200,000 of principle balance on a convertible debenture and $1,205 of accrued interest.

On October 28, 2021, the Company issued a 7-year option to purchase 750,000 shares of common stock at an exercise price of $0.0785 per share to a related party for services rendered.

NOTE 11 SUBSEQUENT EVENTS

The Company has analyzed its operations subsequent to March 12, 2021 through the date these financial statements were issued, and has determined that, other than disclosed below, it does not have any material subsequent events to disclose.

On January 25, 2021, the Company issued a stock option for 2,500,000 shares to a related party under the Company’s employee stock option plan. The exercise price was $0.134 per share

On January 25, 2021, the Company signed an amendment to a strategic partnership agreement with Kings Group for and exclusive sales agreement for up to $40 million.

On March 2, 2021, the Company issued 1,479,728 share of Common Stock in exchange for $88,783.68, per the terms of a cash stock warrant exercise.

On March 3, 2021, the Company received forgiveness for a $90,1000.00 Paycheck Protection Program loan granted on April 17, 2020.